Other Commitments with Third Parties and Other Contingent Liabilities	12 Months Ended
Dec. 31, 2020
Other Commitments with Third Parties and Other Contingent Liabilities
Other Commitments with Third Parties and Other Contingent Liabilities

(29)    Other Commitments with Third Parties and Other Contingent Liabilities

(a)Guarantees

The Group has no significant guarantees extended to third parties.

(b)Guarantees committed with third parties

The Group has no significant guarantees extended to third parties, except for those described in note 21.

(c)Obligations with personnel

The Group’s annual contribution to defined contribution pension plans of Spanish Group companies for 2020 has amounted to Euros 896 thousand (Euros 833 thousand for 2019).

In successive years this contribution will be defined through labor negotiations.

In the event that control is taken of the Company, the Group has agreements with 57 employees/directors whereby they can unilaterally rescind their employment contracts with the Company and are entitled to termination benefits ranging from 2 to 5 years’ salary.

The Group has contracts with five executives entitling them to termination benefits ranging from one to four years of their salary in different circumstances.

Restricted Share Unit Retention Plan

For the annual bonus, the Group established a Restricted Share Unit Retention Plan (RSU Plan), for eligible employees. Under this plan, employees can choose to receive up to 50% of their yearly bonus in non-voting Class B ordinary shares (Grifols Class B Shares) or Grifols American Depositary Shares (Grifols ADS), and the Group will match this with an additional 50% of the employee’s choice of RSUs.

Grifols Class B Shares and Grifols ADS are valued at grant date.

These RSU’s will have a vesting period of 2 years and 1 day and, subsequently, the RSU’s will be exchanged for Grifols Class B Shares or Grifols ADS (American Depositary Share representing 1 Class B Share).

If an eligible employee leaves the Company or is terminated before the vesting period, he/she will not be entitled to the additional RSU’s.

At 31 December 2020, the Group has settled the RSU plan of 2017 for an amount of Euros 7,552 thousand (Euros 8,546 thousand at 31 December 2019 corresponding to the RSU plan of 2016).

This commitment is treated as equity instrument and the amount totals Euros 13,880 thousand at 31 December 2020 (Euros 12,498 thousand at 31 December 2019).

Savings plan and profit-sharing plan

The Group has a defined contribution plan (savings plan), which qualifies as a deferred salary arrangement under Section 401 (k) of the Internal Revenue Code (IRC). Once eligible, employees may elect to contribute a portion of their salaries to the savings plan, subject to certain limitations. The Group matches 100% of the first 4% of employee contributions and 50% of the next 2%. Group and employee contributions are fully vested when contributed. The total cost of matching contributions to the savings plan was US Dollars 32.2 million in 2020 (US Dollars 29.4 million in 2019).

Other plans

The Group has a defined benefit pension plan for certain former Talecris Biotherapeutics, GmbH employees in Germany as required by statutory law. The pension cost relating to this plan is not material for the periods presented.

(d)Purchase commitments

Details of the Group’s raw material purchase commitments s at 31 December 2020 are as follows:

Thousands of Euros
2021	182,710
2022	113,555
2023	77,385
2024	1,033
2025	1,033
More than 5 years	603

(e)Judicial procedures and arbitration

Details of legal proceedings in which the Company or Group companies are involved are as follows:

•ORTHO-CLINICAL DIAGNOSTICS, INC., GRIFOLS DIAGNOSTIC SOLUTIONS, INC. adv. SIEMENS HEALTHCARE DIAGNOSTICS, INC.

Served:  20 November 2018

Contract Dispute

Ortho-Clinical Diagnostics, Inc. ("Ortho") and Grifols Diagnostic Solutions, Inc. ("GDS") dispute with Siemens Healthcare Diagnostics, Inc. ("Siemens") regarding sales and commissions under the Supply and Agency Agreement.

NEXT ACTION:  Dispute Resolution initiated per the Supply and Agency Agreement. Common Interest and Joint Defense Agreement entered between Ortho and GDS.  Several meetings with executives and counsel took place in June, September and October 2019. Notice of arbitration filed on 4 December 2019. Siemens filed counterclaims on 10 December 2019. Arbitration panel selected and schedule established.  Expert reports are due to be filed and expert discovery concluded by mid-February.  Motion practice to limit arguments also underway and expected to be heard in March.

•ABBOTT LABORATORIES v. GRIFOLS DIAGNOSTIC SOLUTIONS INC., GRIFOLS WORLDWIDE OPERATIONS LIMITED AND NOVARTIS VACCINES AND DIAGNOSTICS, INC.

Served:  8 October 2019

US District Court, Northern District of Illinois

Patent Infringement, Civil Action No. 1:19-cv-6587

Abbott Laboratories (“Abbott”), GDS, GWWO and Novartis Vaccines and Diagnostics, Inc. are in dispute over unpaid royalties payable by Abbott to GDS and Ortho-Clinical Diagnostics (“Ortho”) under an HIV License and Option agreement dated 16 August 2019  (the “HIV License”).  On 12 September 2019, GDS and Ortho filed Notice of Arbitration.  On 3 October 2019, Abbott terminated the HIV License and filed for Declaratory Relief seeking to invalidate the licensed patent.  GDS filed Motions to Dismiss and to Compel Arbitration, but the Court continued all pending Motions and referred the parties to a magistrate for a mandatory settlement conference.  On 5 February 2020 the parties attended a Mandatory Settlement Conference ordered by the District Judge, with the Magistrate Judge presiding. No satisfactory settlement was reached. On 16 March , 2020, Grifols and Ortho filed an answer and counterclaim to the litigation, while simultaneously pursuing arbitration for the pre-termination amount owed by Abbot. The arbitration hearing was 15-16 June, 2020.  As a result, the arbitrator awarded Grifols/Ortho US Dollars 4 Million. The court litigation is continuing.  Abbott’s Motion to Dismiss was denied on 1 December, 2020. Discovery is now underway.